LONG-TERM INVESTMENTS (Details2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity method investments
Carrying value		$ 2,687,000	$ 148,607,000
Equity method investments, summarized balance sheet data:
Current assets		42,527,000	83,948,000
Non-current assets		45,852,000	388,518,000
Current liabilities		(47,085,000)	(89,505,000)
Non-current liabilities		(11,044,000)	(18,900,000)
Equity method investments, summarized operating data:
Net sales		368,433,000	275,584,000	114,128,000
Gross profit		105,749,000	67,716,000	36,900,000
Net (loss) income		(17,636,000)	14,083,000	(4,966,000)
Other-than-temporary impairment charge to write-down investment	18,300,000
Meetic (Europe)
Equity method investments
Carrying value			130,043,000
The Newsweek/Daily Beast Company (United States)
Equity method investments
Carrying value		(8,186,000)
Percent Ownership of Common Stock		50.00%
Other
Equity method investments
Carrying value		$ 10,873,000	$ 18,564,000